Property, Equipment and Leasehold Improvement, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, Equipment and Leasehold Improvement, Net.
Depreciation expenses	¥ 13,200	$ 1,862	¥ 18,056	¥ 19,225
Impairment charges	¥ 0		¥ 0	¥ 0